SCHEDULE OF COMPONENTS OF NET LOSS (Details) - Key Mining Corp [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Net loss	$ (1,090,305)	$ (1,604,179)	$ (2,078,123)	$ (3,603,594)	$ (4,397,779)	$ (5,530,199)
UNITED STATES
Restructuring Cost and Reserve [Line Items]
Net loss					(2,717,912)	(1,940,858)
CHILE
Restructuring Cost and Reserve [Line Items]
Net loss					$ (1,679,867)	$ (3,589,341)